Statement of Cash Flows in the Consolidated Group - SEK (kr) kr in Millions		12 Months Ended
		Dec. 31, 2019		Dec. 31, 2018		Dec. 31, 2017
Operating activities
Operating profit		kr 1,304		kr 852		kr 1,007
Adjustments for non-cash items in operating profit
Provision for credit losses, net		10		(7)		(51)
Depreciation and impairment of non-financial assets		57		40		45
Exchange-rate differences		7		5		0
Unrealized changes in fair value		(185)		(40)		110
Other		(5)		16		170
Total adjustments for non-cash items in operating profit		(116)		14		274
Income tax paid		(529)		(366)		(365)
Increase (-)/decrease (+) in lending		(2,540)		(9,016)		3,394
Increase (-)/decrease (+) in bonds and securities held		(889)		(13,782)		6,738
Other changes in assets and liabilities - net		1,996		(1,347)		(1,598)
Cash flow from operating activities		(774)		(23,645)		9,450
Investing activities
Investments		(40)		(21)		(10)
Cash flow from investing activities		(40)		(21)		(10)
Financing activities
Senior debt		126,412		92,045		115,040
Repayments of debt		(112,190)		(59,390)		(86,266)
Repurchase and early redemption of own long-term debt		(18,642)		(7,553)		(38,693)
Change in subordinated debt				(2,322)
Derivatives		4,049		1,830		(4,931)
Payment of lease liability		(39)
Dividend paid		(194)		(232)		(234)
Cash flow from financing activities		(604)		24,378		(15,084)
Net cash flow for the period		(1,418)		712		(5,644)
Cash and cash equivalents at beginning of the year		2,416	[1]	1,231	[1]	7,054
Exchange-rate differences on cash and cash equivalents		364		473		(179)
Cash and cash equivalents at end of the year	[1]	1,362		2,416		1,231
Cash and cash equivalents of which cash at banks		651		374		600
Cash and cash equivalents of which cash equivalents		711		2,042		631
Interest payments received and expenses paid
Interest payments received		9,057		4,586		3,965
Interest expenses paid		kr 4,366		kr 3,192		kr 2,139

[1]	Cash and cash equivalents include, in this context, cash at banks that can be immediately converted into cash and short-term deposits for which the time to maturity does not exceed three months from trade date. See note 11.